Inventory	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventory
22.	Inventory
As of 31 December 2018 inventories amounting to TL 180,434 which consist of mainly mobile phone, modem, tablet, sim card and tower construction materials (31 December 2017: TL 104,102).